Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill.
Schedule of changes in the carrying amount of goodwill

	January 1,	Impairment	December 31,	Impairment	December 31,
	2023	(Note 27.8)	2023	(Note 27.8)	2024
	US$'000	US$'000	US$'000	US$'000	US$'000
U.S. Silicon Metal cash generating units	17,230	—	17,230	(15,483)	1,747
U.S. Silicon Based Alloys cash generating units	12,472	—	12,472	—	12,472
Total	29,702	—	29,702	(15,483)	14,219

Schedule of key assumptions used in the determination of recoverable value

	2024	2023
U.S. Silicon Metals	U.S.	U.S.
Pre-tax discount rate	13.9%	14.1%
Long-term growth rate	2.3%	2.3%
Forecasted EBITDA margins	(2%)-26%	4%-47%

	2024	2023
U.S. Silicon Based Alloys	U.S.	U.S.
Pre-tax discount rate	13.9%	14.1%
Long-term growth rate	2.3%	2.3%
Forecasted EBITDA margins	5%-32%	21%-40%